Madison Dividend Value ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Consumer Discretionary - 8.0%
Home Depot, Inc.	5,217	$1,715,819
Lowe's Cos., Inc.	6,731	1,590,401
McDonald's Corp.	4,967	1,543,694
		4,849,914

Consumer Staples - 9.7%
Bunge Global SA	5,969	759,257
Coca-Cola Co.	20,827	1,583,893
Colgate-Palmolive Co.	15,166	1,292,598
Procter & Gamble Co.	15,569	2,248,787
		5,884,535

Energy - 18.4%
Chevron Corp.	15,390	3,184,191
ConocoPhillips	16,906	2,231,592
EOG Resources, Inc.	5,218	754,366
Exxon Mobil Corp.	19,412	3,293,440
SLB Ltd.	32,065	1,647,820
		11,111,409

Financials - 13.4%
Bank of America Corp.	19,069	929,614
Blackrock, Inc.	1,224	1,177,133
CME Group, Inc.	8,602	2,540,601
JPMorgan Chase & Co.	4,077	1,199,290
Marsh & McLennan Cos., Inc.	3,399	589,557
Morgan Stanley	5,727	942,492
State Street Corp.	5,538	700,889
		8,079,576

Health Care - 13.5%
AbbVie, Inc.	8,472	1,842,575
Amgen, Inc.	4,164	1,465,104
Johnson & Johnson	12,987	3,174,542
Medtronic PLC	19,436	1,684,129
		8,166,350

Industrials - 16.6%
Cummins, Inc.	1,827	982,963
Expeditors International of Washington, Inc.	6,489	929,419
Fastenal Co.	30,182	1,400,445
Honeywell International, Inc.	10,521	2,378,062
Illinois Tool Works, Inc.	7,244	1,885,541
Rockwell Automation, Inc.	1,713	614,761
Union Pacific Corp.	7,707	1,869,872
		10,061,063

Materials - 6.4%
Agnico Eagle Mines Ltd.	7,035	1,427,964
Air Products and Chemicals, Inc.	4,976	1,445,478
Nutrien Ltd.	13,077	986,791
		3,860,233

Technology - 6.2%
Analog Devices, Inc.	5,250	1,670,235
Texas Instruments, Inc.	10,680	2,073,415
		3,743,650

Utilities - 5.3%
NextEra Energy, Inc.	28,269	2,625,625
WEC Energy Group, Inc.	5,131	594,016
		3,219,641
TOTAL COMMON STOCKS (Cost $48,132,367)		58,976,371

REAL ESTATE INVESTMENT TRUSTS – COMMON - 2.2%	Shares	Value
Real Estate - 2.2%
Prologis, Inc.	10,287	1,359,736
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,315,341)		1,359,736

TOTAL INVESTMENTS - 99.7% (Cost $49,447,708)		60,336,107
Money Market Deposit Account - 0.2% (a)		142,128
Other Assets in Excess of Liabilities - 0.1%		19,156
TOTAL NET ASSETS - 100.0%		$60,497,391

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Madison Dividend Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$58,976,371	$–	$–	$58,976,371
Real Estate Investment Trusts	1,359,736	–	–	1,359,736
Total Investments	$60,336,107	$–	$–	$60,336,107

Refer to the Schedule of Investments for further disaggregation of investment categories.